Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital and share premium	Share capital and share premium Merger with Credit Suisse AG	Retained earnings	Retained earnings Merger with Credit Suisse AG	Other comprehensive income recognized directly in equity, net of tax	Other comprehensive income recognized directly in equity, net of tax Merger with Credit Suisse AG	of which: foreign currency translation	of which: cash flow hedges	of which: cash flow hedges Merger with Credit Suisse AG	Total equity attributable to shareholders	Total equity attributable to shareholders Merger with Credit Suisse AG	Non-controlling interests
Balance at Dec. 31, 2022		$ 24,985		$ 31,746		$ (133)		$ 4,098	$ (4,234)		$ 56,598
Premium on shares issued and warrants exercised		(5)									(5)
Tax (expense) / benefit		(1)									(1)
Dividends				(6,000)							(6,000)
Translation effects recognized directly in retained earnings				48		(48)			(48)		0
Share of changes in retained earnings of associates and joint ventures				0							0
New consolidations / (deconsolidations) and other increases / (decreases)		0									0
Total comprehensive income for the period	$ 2,343			2,012		317		246	64		2,329		$ 14
of which: net profit / (loss)	2,136			2,124							2,124		12
of which: OCI, net of tax	207			(112)		317		246	64		206
Balance at Jun. 30, 2023	53,274	24,979		27,806		136		4,344	(4,218)		52,922		352
Equity attributable to non-controlling interests	335
Balance at Dec. 31, 2023	55,569	25,024		28,235		1,974		4,947	(2,961)		55,234
Equity attributable to shareholders at the beginning of the period at Dec. 31, 2023	55,234
Total comprehensive income for the period	(169)										(166)		(4)
of which: net profit / (loss)	1,014										1,006		8
of which: OCI, net of tax	(1,183)										(1,171)
Equity attributable to shareholders at the end of the period at Mar. 31, 2024	55,046
Balance at Mar. 31, 2024	55,363
Balance at Dec. 31, 2023	55,569	25,024		28,235		1,974		4,947	(2,961)		55,234
Equity attributable to shareholders at the beginning of the period at Dec. 31, 2023	55,234
Equity recognized in a business combination			$ 60,571		$ (18,848)		$ (291)			$ (291)		$ 41,432
Premium on shares issued and warrants exercised		0									0
Tax (expense) / benefit		9									9
Dividends				(3,000)							(3,000)
Translation effects recognized directly in retained earnings				(52)		52			52		0
Share of changes in retained earnings of associates and joint ventures				(1)							(1)
New consolidations / (deconsolidations) and other increases / (decreases)		(393)		26							(367)
Total comprehensive income for the period	101			1,056		(972)		(771)	(173)		85		17
of which: net profit / (loss)	790			742							742		48
of which: OCI, net of tax	(689)			314		(972)		(771)	(173)		(657)
Equity attributable to shareholders at the end of the period at Jun. 30, 2024	93,392
Balance at Jun. 30, 2024	94,247	85,211		7,417		764		4,177	(3,373)		93,392		855
Equity attributable to non-controlling interests	317
Balance at Mar. 31, 2024	55,363
Equity attributable to shareholders at the beginning of the period at Mar. 31, 2024	55,046
Total comprehensive income for the period	271										251		20
of which: net profit / (loss)	(224)										(264)		40
of which: OCI, net of tax	494										514
Equity attributable to shareholders at the end of the period at Jun. 30, 2024	93,392
Balance at Jun. 30, 2024	94,247	$ 85,211		$ 7,417		$ 764		$ 4,177	$ (3,373)		$ 93,392		$ 855
Equity attributable to non-controlling interests	$ 855